INTANGIBLE ASSETS AND GOODWILL	3 Months Ended
Mar. 31, 2023
INTANGIBLE ASSETS AND GOODWILL

11. INTANGIBLE ASSETS AND GOODWILL

	Patents	Customer Relationships	Brand	Software (1)	Goodwill	Total
Cost
Balance at December 31, 2021	$41,931	$197,000	$23,000	$552,000	$5,940,409	$6,754,340
Additions	-	-	-	4,684	-	4,684
Foreign exchange translation	-	-	1,571	29,576	257,782	288,929
Impairment	-	-	(24,571)	(462,577)	(6,198,191)	(6,685,339)
Balance at December 31, 2022 and March 31, 2023	$41,931	$197,000	$-	$123,683	$-	$362,614

Accumulated amortization
Balance at December 31, 2021	$41,931	$60,414	$3,450	$114,235	$-	$220,030
Charge for the year	-	27,317	4,719	147,446	-	179,482
Foreign exchange translation	-	-	431	13,295	-	13,726
Impairment	-	-	(8,600)	(221,825)	-	(230,425)
Balance at December 31, 2022	41,931	87,731	-	53,151	-	182,813
Charge for the period	-	5,463	-	3,526	-	8,989
Balance at March 31, 2023	$41,931	$93,194	$-	$56,677	$-	$191,802

Net book value:
December 31, 2022	$-	$109,269	$-	$70,532	$-	$179,801
March 31, 2023	$-	$103,806	$-	$67,006	$-	$170,812

(1)	Software acquired via acquisition of Vital and Dronelogics.

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three Months Ended March 31, 2023

Expressed in Canadian Dollars (unaudited)